Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000202310 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	92.70%
C000202310 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202310 | A
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202310 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202310 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202310 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202310 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202310 | N/R
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202310 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.10%
C000202310 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202310 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202310 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202310 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202310 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202310 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202310 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202310 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202308 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	92.70%
C000202308 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202308 | A
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202308 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202308 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202308 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202308 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202308 | N/R
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202308 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.10%
C000202308 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202308 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202308 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202308 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202308 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202308 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202308 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202308 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202309 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	92.70%
C000202309 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202309 | A
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202309 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202309 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202309 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202309 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202309 | N/R
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.10%
C000202309 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202309 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202309 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202309 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202309 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202309 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202309 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202309 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202311 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	92.70%
C000202311 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202311 | A
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202311 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202311 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202311 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202311 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202311 | N/R
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202311 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.10%
C000202311 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202311 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202311 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202311 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202311 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202311 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202311 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202311 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202266 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	32.80%
C000202266 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202266 | A
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202266 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	14.10%
C000202266 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202266 | B
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202266 | C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202266 | N/R
Holdings [Line Items]
Percent of Total Investments	16.90%
C000202266 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202266 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202266 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202266 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000202266 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000202266 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202266 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202266 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202266 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202266 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.20%
C000202266 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202266 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202266 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202266 | Other
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202264 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	32.80%
C000202264 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202264 | A
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202264 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	14.10%
C000202264 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202264 | B
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202264 | C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202264 | N/R
Holdings [Line Items]
Percent of Total Investments	16.90%
C000202264 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202264 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202264 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202264 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000202264 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000202264 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202264 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202264 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202264 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202264 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.20%
C000202264 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202264 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202264 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202264 | Other
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202265 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	32.80%
C000202265 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202265 | A
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202265 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	14.10%
C000202265 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202265 | B
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202265 | C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202265 | N/R
Holdings [Line Items]
Percent of Total Investments	16.90%
C000202265 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202265 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202265 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202265 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000202265 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000202265 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202265 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202265 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202265 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202265 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.20%
C000202265 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202265 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202265 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202265 | Other
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202267 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	32.80%
C000202267 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202267 | A
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202267 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	14.10%
C000202267 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202267 | B
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202267 | C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202267 | N/R
Holdings [Line Items]
Percent of Total Investments	16.90%
C000202267 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202267 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202267 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202267 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000202267 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000202267 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202267 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202267 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202267 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202267 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.20%
C000202267 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202267 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202267 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202267 | Other
Holdings [Line Items]
Percent of Total Investments	2.30%